Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2016	2015

Defined benefit pension plans and other [a]	$313	$181
Termination and long service arrangements [b]	319	287
Retirement medical benefits plans [c]	29	30
Other long-term employee benefits	6	6

Long-term employee benefit obligations	$667	$504

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s defined benefit pension plans is as follows:

	2016	2015

Projected benefit obligation
Beginning of year	$493	$536
Current service cost	14	12
Interest cost	21	18
Actuarial losses (gains) and changes in actuarial assumptions	28	(18)
Benefits paid	(22)	(18)
Benefits paid – settlements [i]	(32)	—
Acquisition	129	1
Gain on settlement	(5)	—
Foreign exchange	(2)	(38)

End of year	624	493

Plan assets at fair value [ii]
Beginning of year	326	347
Return on plan assets	22	7
Employer contributions	19	19
Benefits paid	(17)	(18)
Benefits paid – settlements [i]	(32)	—
Acquisition	8	—
Foreign exchange	4	(29)

End of year	330	326

Ending funded status	$294	$167

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$(21)	$(17)
Current liability	2	3
Non-current liability	313	181

Net amount	$294	$167

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(144)	$(138)

Net periodic benefit cost
Current service cost	$14	$12
Interest cost	21	18
Return on plan assets	(20)	(20)
Benefits paid – settlements [i]	13	—
Actuarial losses	3	4

Net periodic benefit cost	$31	$14

[i]

During the fourth quarter of 2016, the Company offered a limited lump-sum payout to certain terminated vested plan participants on its U.S. defined benefit pension plan. Under this offer, certain participants were able to voluntarily elect an early payout of their pension benefits, in the form of a lump-sum payment. The lump-sum payment was equal to the present value of the participant’s pension benefits. In connection with the partial settlement, payments of $32 million were distributed from existing defined benefit pension plan assets, and the Company recognized a $13 million non-cash settlement charge [note 4].

[ii]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2016 and the target allocation for 2017 is as follows:

	2017	2016

Equity securities	55-75%	61%
Fixed income securities	25-45%	39%
Cash and cash equivalents	0-15%	0%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2017	$24	$8	$2	$34

Expected benefit payments:
2017	$21	$8	$2	$31
2018	21	9	2	32
2019	21	11	2	34
2020	23	13	2	38
2021	23	15	2	40
Thereafter	133	91	9	233

	$242	$147	$19	$408

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2016	2015

Projected benefit obligation
Discount rate	3.1%	3.8%
Rate of compensation increase	2.3%	2.5%

Net periodic benefit cost
Discount rate	3.2%	3.7%
Rate of compensation increase	2.4%	2.7%
Expected return on plan assets	5.8%	5.9%

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2016	2015

Discount rate	2.9%	3.1%
Rate of compensation increase	2.7%	2.8%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s termination and long service arrangements is as follows:

	2016	2015

Projected benefit obligation
Beginning of year	$295	$323
Current service cost	20	15
Interest cost	8	8
Actuarial losses and changes in actuarial assumptions	15	2
Benefits paid	(11)	(12)
Acquisition	16	—
Divestiture	—	(4)
Foreign exchange	(16)	(37)

Ending funded status	$327	$295

Amounts recorded in the consolidated balance sheet
Current liability	$8	$8
Non-current liability	319	287

Net amount	$327	$295

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(84)	$(69)

Net periodic benefit cost
Current service cost	$20	$15
Interest cost	8	8
Actuarial losses	1	18

Net periodic benefit cost	$29	$41

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2016	2015

Retirement medical benefit obligations	3.8%	3.9%
Net periodic benefit cost	3.9%	3.7%
Health care cost inflation	7.0%	6.5%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s retirement medical benefits plans are as follows:

	2016	2015

Projected benefit obligation
Beginning of year	$32	$41
Interest cost	1	1
Actuarial gains and changes in actuarial assumptions	(1)	(7)
Benefits paid	(1)	(2)
Foreign exchange	—	(1)

Ending funded status	$31	$32

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	29	30

Net amount	$31	$32

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$1	$1
Unrecognized actuarial gains	11	11

Total accumulated other comprehensive income	$12	$12

Net periodic benefit cost
Interest cost	$1	$2
Past service cost amortization	(1)	(1)

Net periodic benefit cost	$—	$1